IFRS 7 Disclosure - Market Risk - Summary of Market Risk VaR and Market Risk SVaR (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Equity [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	$ 45	$ 24
Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	3	4
Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	6	3
Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	47	61
Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	5	9
Diversification [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	(47)	(51)
Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	59	50
Market risk Stressed VaR	192	59
Weighted average [member] | Equity [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	34	20
Weighted average [member] | Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	4
Weighted average [member] | Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	5	3
Weighted average [member] | Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	34	44
Weighted average [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	7	8
Weighted average [member] | Diversification [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	(31)	(35)
Weighted average [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	53	44
Market risk Stressed VaR	103	53
Top of range [member] | Equity [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	51	38
Top of range [member] | Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	7	6
Top of range [member] | Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	6	4
Top of range [member] | Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	62	64
Top of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	10	11
Top of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	87	72
Market risk Stressed VaR	226	101
Bottom of range [member] | Equity [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	21	12
Bottom of range [member] | Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	1	2
Bottom of range [member] | Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	3	2
Bottom of range [member] | Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	17	21
Bottom of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	6
Bottom of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	34	23
Market risk Stressed VaR	$ 47	$ 29